Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash, cash equivalents and restricted cash	¥ 507,229	$ 69,490	¥ 763,800	¥ 753,642
Short-term investments	276,029	37,816	142,084
Prepaid expenses and other current assets	96,916	13,277	109,018
Total current assets	884,313	121,150	1,031,754
Non-current assets
Long-term investments	260,083	35,631	61,354
Other non-current assets	26,319	3,606	33,160
Total non-current assets	1,236,850	169,448	1,086,752
TOTAL ASSETS	2,121,163	290,598	2,118,506
Current liabilities
Accrued expenses and other current liabilities	404,865	55,469	409,691
Total current liabilities	801,383	109,791	1,010,176
Non-current liabilities
Total non-current liabilities	719,922	98,628	832,781
TOTAL LIABILITIES	1,521,305	208,419	1,842,957
SHAREHOLDERS' EQUITY
Additional paid-in capital	2,294,381	314,329	2,305,042
Statutory reserves	11,083	1,518
Accumulated other comprehensive income	136,164	18,654	143,276
Accumulated deficit	(1,840,285)	(252,118)	(2,171,284)
TOTAL SHAREHOLDERS' EQUITY	599,858	82,179	275,549	(379,851)	¥ (1,014,152)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,121,163	290,598	2,118,506
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Treasury stock	(10,661)		(4,698)	¥ (7,985)
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Parent Company
ASSETS
Cash, cash equivalents and restricted cash	328,460	44,999	483,990
Short-term investments	7,299	1,000	0
Prepaid expenses and other current assets	12,685	1,739	12,045
Amounts due from subsidiaries	0	0	1,350,095
Total current assets	348,444	47,738	1,846,130
Non-current assets
Long-term investments	19,700	2,699	16,528
Other non-current assets	21,000	2,877	26,106
Investments in subsidiaries,VIEs and VIEs' subsidiaries	218,964	29,998	0
Total non-current assets	259,664	35,574	42,634
TOTAL ASSETS	608,108	83,312	1,888,764
Current liabilities
Accrued expenses and other current liabilities	5,567	763	8,400
Amounts due to subsidiaries	1,196	166	0
Total current liabilities	6,763	929	8,400
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	0	0	1,603,328
Total non-current liabilities	0	0	1,603,328
TOTAL LIABILITIES	6,763	929	1,611,728
SHAREHOLDERS' EQUITY
Treasury stock	0	0	0
Additional paid-in capital	2,294,381	314,329	2,305,042
Statutory reserves	11,083	1,518	0
Accumulated other comprehensive income	136,164	18,654	143,276
Accumulated deficit	(1,840,285)	(252,118)	(2,171,284)
TOTAL SHAREHOLDERS' EQUITY	601,345	82,383	277,036
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	608,108	83,312	1,888,764
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 1	$ 0	¥ 1